Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 13. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the condensed consolidated financial statement carrying amounts of existing assets and liabilities and hear respective tax bases. Deferred income tax assets and liabilities are measured at the enacted income tax rates expected to apply in the taxable year that the asset or liability is expected to be recovered or settled.

We recorded an income tax provision of $1.5 million and an income tax benefit of $0.7 million for the three months ended March 31, 2025 (Successor) and March 31, 2024 (Predecessor), respectively. The effective tax rate, inclusive of discrete items, was (6.0)% and 35.8% for the three months ended March 31, 2025 (Successor) and March 31, 2024 (Predecessor), respectively. The change in effective tax rate for the three months ended March 31, 2025 (Successor) is primarily driven by the valuation allowance discussed below. The change in effective tax rate for the three months ended March 31, 2024 (Predecessor) is primarily driven by Canadian federal and provincial tax rates as well as non-deductible meals and entertainment.

The Company evaluated and considered all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance for its deferred tax assets was needed. The deferred tax assets are composed primarily of net operating loss carryforwards and 163(j) interest limitation carryforwards. The Company primarily relies on reversing tax liabilities to support the realization of its deferred tax assets. Based on available evidence and limitations on interest deductions under the tax law, the Company recorded a valuation allowance of $10.5 million as of March 31, 2025 primarily against the interest expense carryforward. The Company will continue to assess the evidence and the realizability of the deferred tax assets at each reporting date. Should evidence regarding the realizability of the Company’s deferred tax assets change at a future point in time, the Company will adjust the valuation allowance as required.

Note 14. Income Taxes

The Company had pre-tax income (loss) as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Domestic	$(128,633)	$(30,305)	$(38,505)	$(6,030)
Foreign	17,925	17,845	34,225	29,481
Total pre-tax income (loss)	$(110,708)	$(12,460)	$(4,280)	$23,451

The provision for income taxes consists of the following:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Current
Federal	$(248)	$—	$8,058	$5,288
State	908	879	2,564	2,017
Foreign	8,099	11,397	15,130	14,414
Total current tax provision	8,759	12,276	25,752	21,719

Deferred
Federal	(9,634)	(5,868)	(14,912)	(9,265)
State	(1,246)	(1,506)	(2,215)	(1,737)
Foreign	(3,135)	(1,659)	(6,616)	(7,048)
Total deferred tax provision	(14,015)	(9,033)	(23,743)	(18,050)
Increase (decrease) in valuation allowance	$—		$—	$(261)
Net deferred tax provision	$(14,015)	$(9,033)	$(23,743)	$(18,311)
Provision (benefit) for income taxes	$(5,256)	$3,243	$2,009	$3,408

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income as follows:

	2024				2023		2022
	Successor July 30 to December 31		Predecessor January 1 to July 29 (As Restated)		Predecessor January 1 to December 31		Predecessor January 1 to December 31
	Amount	Percent	Amount	Percent	Amount	Percent	Amount	Percent
Federal income tax provision at statutory tax rate	(23,249)	21%	(2,617)	21%	(898)	21%	4,925	21%
State income taxes, net of federal benefit	(260)	—%	(1,436)	12%	283	(7)%	581	3%
Foreign tax rate differential	842	(1)%	1,522	(12)%	1,097	(26)%	889	4%
Permanent differences	—	—%	(315)	2%	504	(12)%	87	—%
Meals and entertainment	673	(1)%	877	(7)%	1,496	(35)%	611	3%
Goodwill	—	—%	—	—%	(576)	14%	(576)	(2)%
Transaction costs	2,730	(2)%	(5,154)	41%	—	—%	—	—%
Bargain purchase gain	—	—%	—	—%	—	—%	(2,480)	(11)%
Stock compensation	14,705	(13)%	172	(1)%	309	(7)%	—	—%
Bonus	—	—%	(2,185)	17%	—	—%	—	—%
State rate deferred benefit	—	—%	—	—%	(557)	13%	(828)	(4)%
Foreign deferred rate change	—	—%	—	—%	40	(1)%	33	—%
Change in valuation allowance	—	—%	12,596	(101)%	—	—%	—	—%
Other	(697)	1%	(217)	1%	311	(7)%	166	1%
Provision (benefit) for income taxes	$(5,256)	5%	$3,243	(27)%	$2,009	(47)%	$3,408	15%

Global Intangible Low Taxed Income (“GILTI”) is a tax on income that is earned by certain foreign affiliates owned by a U.S. shareholder. GILTI is generally intended to impose tax on the earnings of a foreign corporation that are deemed to exceed a certain threshold return relative to the underlying business investment. The Company has determined that due to the statutory high tax exception related to foreign earnings, there was no impact of GILTI for the Successor period ended December 31, 2024 and the Predecessor years ended December 31, 2023 and 2022.

Deferred income tax attributes resulting from differences between financial accounting and income tax bases of assets and liabilities are as follows:

	December 31,
	2024 Successor	2023 Predecessor
Deferred income tax assets
Net operating loss carryforward	$16,183	$11,926
Allowance for doubtful accounts	1,030	536
Accrued expenses	1,852	1,832
IRC Sec 163(j) interest carryforward	29,839	15,189
Deferred share based compensation	398	3,315
Pension and workers compensation	1,087	655
Accrued compensation	1,875	944
Tax credits	1,082	1,083
IRC Sec 174 capitalized costs	1,250	1,182
Other	1,103	643
Gross deferred income tax assets	$55,699	$37,305

Deferred income tax liabilities
Property and equipment	(27,520)	(10,967)
Goodwill and other intangibles	(178,086)	(58,457)
Other	—	(807)
Total deferred income tax liabilities	(205,606)	(70,231)
Net deferred income taxes	$(149,907)	$(32,926)

At December 31, 2024 the Company’s net deferred income tax balance within the consolidated balance sheet consisted of long-term deferred tax assets of approximately $0.8 million and long term deferred tax liabilities of approximately $150.7 million. At December 31, 2023, the balance consisted of long term deferred tax assets of approximately $2.4 million and long term deferred tax liabilities of approximately $35.3 million.

The Company evaluated and considered all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance for its deferred tax assets was needed. The deferred tax assets are composed principally of net operating loss carryforwards and 163(j) interest limitation carryforwards. Based on available evidence, the Company recorded a valuation allowance of $12.6 million as of July 29, 2024. As a result of the Admiral acquisition and the new basis of accounting, the Company assessed and determined a valuation allowance was not necessary in the Successor period. The release of the $12.6 million allowance had no impact on the Predecessor or Successor provision (benefit) for income taxes. We will continue to monitor the evidence and the realizability of our deferred tax assets in future periods. Should evidence regarding the realizability of our deferred tax assets change at a future point in time, we will adjust the valuation allowance as required.

At December 31, 2024 and 2023, the Company had U.S. federal income tax net operating losses (“NOLs”) of approximately $67.9 million and $48.4 million, respectively. At December 31, 2024 and 2023, the Company had U.S. state income tax NOLs of approximately $14.9 million and $10.8 million, respectively. The federal NOLs do not expire and the state NOLs will begin to expire in 2030. In addition, the Company had foreign NOLs of approximately $1.6 million and $2.3 million at December 31, 2024 and 2023, respectively, which will begin to expire in 2037.

For U.S. federal tax purposes, the tax years 2021 and after remain open and subject to examination. For most U.S. state tax purposes, tax years 2020 and after remain open and subject to examination. For Canadian federal tax purposes, tax years 2020 and after remain subject to examination.

The Company has unrecognized tax benefits of $4.8 million at December 31, 2024 and $15.7 million at December 31, 2023. The following table summarizes the change in the Company’s unrecognized tax benefits, excluding interest and penalties:

	2024		2023
	Successor July 30 to December 31	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31
Balance, beginning of period	$13,976	$15,667	$15,667
Additions for tax positions related to the current year	—	—	—
Additions for tax positions from prior years	—	—	—
Reductions for tax positions from prior years	—	—	—
Settlement payments	—	—	—
Statues of limitations expirations	(9,148)	(1,691)	—
Translation and other	—	—	—
Balance, end of period	$4,828	$13,976	$15,667

At November 14, 2022, the Company recorded a $14.5 million unrecognized tax benefit on its balance sheet as long-term tax payable related to the pre-acquisition tax exposures of Versa. The Company is fully indemnified for any future realization of the liability through escrow funding and, as such, has also recorded a long-term asset of $14.5 million. On July 29, 2024, the Company released $1.7 million of the unrecognized tax benefit as a result of the expiration of the statue of limitations. In addition, on December 31, 2024 the Company released an additional $8.4 million of the unrecognized tax benefit related to Versa also as a result of the expiration of the statute of limitations. The corresponding long-term asset of $14.5 million was also reduced by $1.7 million and $8.4 million for the corresponding periods, respectively. In addition, the Company reduced the reserve by an additional $0.7 million as a result of the expiration of the statute of limitations on state tax returns as of December 31, 2024. The Company classifies interest and penalties related to unrecognized tax benefits as a component of income tax expense, which was not significant during the Successor period ending December 31, 2024 and the Predecessor period ending December 31, 2023, respectively.